Concentrations of risk and segment information (Tables)	9 Months Ended
Sep. 30, 2014
Schedule of Revenue by Geographic Region

Revenue by geographic region, based on ship-to destinations, was as follows:

	Year ended December 31,			Nine months ended September 30,
(in thousands)	2011	2012	2013	2013	2014

				(unaudited)
Americas	$168,450	$314,135	$557,285	$328,006	$482,769
Europe, Middle East and Africa	51,328	157,587	311,674	218,884	193,844
Asia and Pacific area countries	14,460	54,294	116,778	77,395	83,679

	$234,238	$526,016	$985,737	$624,285	$760,292

Sales Revenue [Member]
Schedules of Customer Concentration by Risk Factor

Customers with revenue equal to or greater than 10% of total revenue for the years ended December 31, 2011, 2012 and 2013, and for the nine months ended September 30, 2013 (unaudited) and September 30, 2014 (unaudited) were as follows:

	Years ended December 31,			Nine months ended September 30,
	2011	2012	2013	2013	2014

				(unaudited)
A (retailer)	15%	15%	17%	15%	19%
B (distributor)	*	*	*	10%	*

*	Less than 10% of total revenue for the period indicated